Employee Benefits	12 Months Ended
Jun. 30, 2026
Employee Benefits [Abstract]
Employee Benefits	Employee benefits

Accounting policy
Pension, provident and medical benefit plans are funded through monthly contributions. The group pays fixed contributions into a separate entity in terms of the defined contribution pension, provident and medical plans which are charged to the income statement in the year to which they relate. The group's liability is limited to its monthly determined contributions and it has no further liability, legal or constructive, if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. Refer to note 25 for details of the post-retirement medical benefit plan.
Termination benefits are payable when employment is terminated before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The group recognises termination benefits at the earlier of the following dates: (a) when the group can no longer withdraw the offer of those benefits; and (b) when the entity recognises costs for a restructuring that is within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets, and involves the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after balance sheet date are discounted to present value.

33Employee benefits continued

	2026	2025
Number of permanent employees as at 30 June:
South African operations[1]	32 977	32 688
International operations[2]	2 336	1 662
Total number of permanent employees	35 313	34 350
[1]The South African operations include permanent employees for TBO of 86 and Margaret Water Company NPC of 48 as a result of Harmony’s shareholding of
72% and 66% respectively.
[2]The Wafi-Golpu joint operation employees included in the total is 57 (2025: 61).

	SA Rand
Figures in million	2026	2025 Restated[1]
Aggregate earnings
The aggregate earnings of employees including executive directors were:
Salaries and wages and other benefits (excluding share-based payments)[1]	20 956	18 620
Retirement benefit costs	1 512	1 326
Medical aid contributions	453	429
Total aggregated earnings[2]	22 921	20 375
[1]Refer to note 38 for further detail on restatement. These amounts have also been restated to include the salaries and related employment costs of executive employees which were not previously included. Refer to note 2.
[2]These amounts have been included in cost of sales, corporate expenditure and capital expenditure.
During the 2026 financial year, termination costs included in payroll costs decreased to R188 million (2025: R219 million).
Termination costs include the cost relating to the voluntary retrenchment and restructuring process as well as retrenchments due to shaft closures (refer to note 5 for further detail).